Interests in Other Entities - Schedule of Summarized Balance Sheet (Details) - Radiopharm Ventures LLC [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Summarized Balance Sheet [Line Items]
Current assets
Current liabilities
Current net assets
Non-current assets	1,229,761	1,283,925
Non-current net assets	1,229,761	1,283,925
Net assets	1,152,892	1,283,925
Accumulated non-controlling interests	$ (1,920,100)	$ (769,276)